Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Schedule of undiscounted liabilities into relevant maturity groupings.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	(€ in thousands)
At December 31, 2020
Borrowings	2,391	6,674	13,808	—
Lease liabilities	2,079	2,079	6,235	11,432
Trade payables and other payables	7,067	—	—	—
Total	11,537	8,753	20,043	11,432

At December 31, 2019
Borrowings	343	10,054	4,790	322
Lease liabilities	513	—	—
Trade payables and other payables	10,142	—	—	—
Total	10,998	10,054	4,790	322